REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account One and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account One (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

Invesco V.I. Government Money Market Fund	Hartford SmallCap Growth HLS Fund
Wells Fargo VT Omega Growth Fund	Hartford Stock HLS Fund
Hartford Balanced HLS Fund	BlackRock Large Cap Focus Growth V.I. Fund
Hartford Total Return Bond HLS Fund	Prudential Series Jennison 20/20 Focus Portfolio
Hartford Capital Appreciation HLS Fund	Prudential Series Jennison Portfolio
Hartford Dividend and Growth HLS Fund	Prudential Series Value Portfolio
Hartford Healthcare HLS Fund	Prudential Series SP International Growth Portfolio
Hartford Disciplined Equity HLS Fund	Wells Fargo VT Index Asset Allocation Fund
Hartford International Opportunities HLS Fund	Wells Fargo VT International Equity Fund
Hartford MidCap HLS Fund	Wells Fargo VT Small Cap Growth Fund
Hartford Ultrashort Bond HLS Fund	Wells Fargo VT Discovery Fund
Hartford Small Company HLS Fund	Wells Fargo VT Opportunity Fund

We have also audited the accompanying statements of assets and liabilities of BlackRock S&P 500 Index V.I. Fund, the related statement of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford MidCap Growth HLS Fund, Hartford MidCap Value HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value HLS Fund’s statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Hartford Global Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford Growth Opportunities HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford High Yield HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019

Hartford MidCap Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford U.S. Government Securities HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
BlackRock S&P 500 Index V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account One as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate Account One since 2002.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Invesco V.I. Government Money Market Fund	Wells Fargo VT Omega Growth Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)(4)	Sub-Account	Sub-Account (5)(6)

Assets:
Investments, at fair value
class 1	$—	$1,217,131	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	4,845,239	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	756,851,376	329,797,176	1,363,975,789	895,351,737	42,604,945	464,319,183	212,145,912	367,809,600
class IB	—	—	176,436,657	167,406,771	322,488,120	257,175,496	25,166,014	236,556,660	86,084,811	89,583,590
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S1	45,209,519	—	—	—	—	—	—	—	—	—
class S2	18,297,596	—	—	—	—	—	—	—	—	—

Total investments	63,507,115	6,062,370	933,288,033	497,203,947	1,686,463,909	1,152,527,233	67,770,959	700,875,843	298,230,723	457,393,190
Due from Sponsor Company	21,225	—	—	156,044	—	—	—	—	187,657	—
Receivable for fund shares sold	—	1,144	463,332	—	563,430	342,819	23,897	309,883	—	225,159
Other assets	9	—	27	—	—	38	—	—	—	—
Total assets	63,528,349	6,063,514	933,751,392	497,359,991	1,687,027,339	1,152,870,090	67,794,856	701,185,726	298,418,380	457,618,349

Liabilities:
Due to Sponsor Company	—	1,144	463,332	—	563,430	342,819	23,897	309,883	—	225,159
Payable for fund shares purchased	21,225	—	—	156,044	—	—	—	—	187,657	—
Other liabilities	—	2	—	—	3	—	2	32	1	6
Total liabilities	21,225	1,146	463,332	156,044	563,433	342,819	23,899	309,915	187,658	225,165

Net assets:
For contract liabilities	$63,507,124	$6,062,368	$933,288,060	$497,203,947	$1,686,463,906	$1,152,527,271	$67,770,957	$700,875,811	$298,230,722	$457,393,184

Contract Liabilities:
class 1	$—	$1,217,128	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	4,845,240	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	756,851,401	329,797,180	1,363,975,779	895,351,764	42,604,945	464,319,152	212,145,904	367,809,592
class IB	—	—	176,436,659	167,406,767	322,488,127	257,175,507	25,166,012	236,556,659	86,084,818	89,583,592
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S1	45,209,524	—	—	—	—	—	—	—	—	—
class S2	18,297,600	—	—	—	—	—	—	—	—	—

Total contract liabilities	$63,507,124	$6,062,368	$933,288,060	$497,203,947	$1,686,463,906	$1,152,527,271	$67,770,957	$700,875,811	$298,230,722	$457,393,184

Shares:
class 1	—	28,787	—	—	—	—	—	—	—	—
class 2	—	119,813	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	23,981,349	27,528,980	26,306,187	40,349,334	1,784,126	26,685,010	10,834,827	8,467,072
class IB	—	—	5,487,921	14,055,984	6,341,949	11,668,580	1,145,472	13,809,496	4,334,583	2,145,201
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class S1	45,209,519	—	—	—	—	—	—	—	—	—
class S2	18,297,596	—	—	—	—	—	—	—	—	—

Total shares	63,507,115	148,600	29,469,270	41,584,964	32,648,136	52,017,914	2,929,598	40,494,506	15,169,410	10,612,273

Cost	$63,507,115	$3,861,342	$663,206,294	$470,038,847	$1,395,136,684	$1,037,942,166	$56,718,056	$609,317,044	$197,408,911	$319,051,312

Deferred contracts in the accumulation period:
Units owned by participants #	6,774,224	447,549	169,523,113	156,757,290	141,987,294	182,638,473	7,133,673	166,869,856	95,978,883	38,563,535
Minimum unit fair value #*	$8.600754	$2.992084	$1.900657	$1.603856	$3.263347	$2.836167	$7.519374	$2.648862	$1.596759	$4.810782
Maximum unit fair value #*	$9.835544	$63.163272	$27.973584	$19.353846	$41.040894	$33.706721	$55.420206	$45.767925	$24.101029	$52.694286
Contract liability	$62,834,286	$5,981,397	$899,051,648	$488,298,010	$1,657,147,161	$1,130,575,160	$67,037,320	$689,299,354	$293,058,271	$449,553,976

Contracts in payout (annuitization) period:
Units owned by participants #	71,237	10,863	4,594,671	2,784,125	2,029,539	3,112,572	78,353	2,933,594	1,502,900	659,290
Minimum unit fair value #*	$9.278937	$3.455805	$2.219833	$2.114755	$3.799314	$3.911433	$8.831260	$3.111708	$1.828440	$5.651544
Maximum unit fair value #*	$9.577691	$50.162098	$11.341888	$5.122192	$36.578887	$10.248073	$10.623244	$4.677639	$4.693758	$15.424884
Contract liability	$672,838	$80,971	$34,236,412	$8,905,937	$29,316,745	$21,952,111	$733,637	$11,576,457	$5,172,451	$7,839,208

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio
	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	162,313,023	1,718,300	—	—	—	—
class IA	114,675,314	161,554,832	68,487,837	517,482,471	—	—	—	—	—	—
class IB	71,393,781	40,660,508	43,224,501	89,326,437	—	—	—	—	—	—
class II	—	—	—	—	—	—	95,201	326,721	85,700	23,473
class III	—	—	—	—	43,842,758	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—

Total investments	186,069,095	202,215,340	111,712,338	606,808,908	206,155,781	1,718,300	95,201	326,721	85,700	23,473
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	53,995	85,155	134,113	800,930	38,138	77	5	16	5	2
Other assets	15	2	2	—	2	1	—	—	—	1
Total assets	186,123,105	202,300,497	111,846,453	607,609,838	206,193,921	1,718,378	95,206	326,737	85,705	23,476

Liabilities:
Due to Sponsor Company	53,995	85,155	134,113	800,930	38,138	77	5	16	5	2
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	—	—	1	1	1	—
Total liabilities	53,995	85,155	134,113	800,931	38,138	77	6	17	6	2

Net assets:
For contract liabilities	$186,069,110	$202,215,342	$111,712,340	$606,808,907	$206,155,783	$1,718,301	$95,200	$326,720	$85,699	$23,474

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	162,313,024	1,718,301	—	—	—	—
class IA	114,675,325	161,554,838	68,487,836	517,482,469	—	—	—	—	—	—
class IB	71,393,785	40,660,504	43,224,504	89,326,438	—	—	—	—	—	—
class II	—	—	—	—	—	—	95,200	326,720	85,699	23,474
class III	—	—	—	—	43,842,759	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—

Total contract liabilities	$186,069,110	$202,215,342	$111,712,340	$606,808,907	$206,155,783	$1,718,301	$95,200	$326,720	$85,699	$23,474

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	5,949,891	79,625	—	—	—	—
class IA	11,365,244	5,887,567	1,795,225	5,417,530	—	—	—	—	—	—
class IB	7,075,697	1,678,106	1,184,882	935,551	—	—	—	—	—	—
class II	—	—	—	—	—	—	2,018	2,695	2,357	1,998
class III	—	—	—	—	1,624,407	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—

Total shares	18,440,941	7,565,673	2,980,107	6,353,081	7,574,298	79,625	2,018	2,695	2,357	1,998

Cost	$186,020,863	$133,897,192	$75,254,163	$316,603,851	$176,170,040	$1,271,560	$31,968	$60,735	$39,828	$8,377

Deferred contracts in the accumulation period:
Units owned by participants #	141,433,376	28,390,804	20,605,345	80,148,355	14,875,392	361,275	11,598	69,461	37,375	11,752
Minimum unit fair value #*	$0.810941	$2.911316	$4.208421	$2.092512	$13.017819	$3.558624	$3.593030	$3.052840	$2.160768	$1.930563
Maximum unit fair value #*	$8.257267	$53.449690	$58.806691	$41.458489	$13.798082	$59.833361	$42.243867	$65.784169	$2.314679	$2.008043
Contract liability	$182,741,503	$199,289,215	$109,989,761	$592,970,548	$201,122,321	$1,706,592	$90,167	$326,720	$85,699	$22,883

Contracts in payout (annuitization) period:
Units owned by participants #	2,542,797	427,910	334,186	1,477,718	371,151	2,896	1,213	—	—	286
Minimum unit fair value #*	$1.002234	$3.334189	$4.915686	$2.396369	$13.422109	$3.917914	$4.149409	$—	$—	$2.068105
Maximum unit fair value #*	$1.944568	$9.818280	$5.788294	$17.877575	$13.798082	$4.077333	$4.149409	$—	$—	$2.068105
Contract liability	$3,327,607	$2,926,127	$1,722,579	$13,838,359	$5,033,462	$11,709	$5,033	$—	$—	$591

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$1,082,198	$844,855	$—	$735,653
class 2	6,256,387	1,256,854	1,135,601	818,139	385,698
class I	—	—	—	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	—	—	—
class III	—	—	—	—	—
class S1	—	—	—	—	—
class S2	—	—	—	—	—

Total investments	6,256,387	2,339,052	1,980,456	818,139	1,121,351
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	325	1,973	491	43	55
Other assets	—	—	—	—	1
Total assets	6,256,712	2,341,025	1,980,947	818,182	1,121,407

Liabilities:
Due to Sponsor Company	325	1,973	491	43	55
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	—	1	1	—	—
Total liabilities	325	1,974	492	43	55

Net assets:
For contract liabilities	$6,256,387	$2,339,051	$1,980,455	$818,139	$1,121,352

Contract Liabilities:
class 1	$—	$1,082,199	$844,854	$—	$735,652
class 2	6,256,387	1,256,852	1,135,601	818,139	385,700
class I	—	—	—	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	—	—	—
class III	—	—	—	—	—
class S1	—	—	—	—	—
class S2	—	—	—	—	—

Total contract liabilities	$6,256,387	$2,339,051	$1,980,455	$818,139	$1,121,352

Shares:
class 1	—	584,972	55,039	—	24,954
class 2	285,941	654,611	77,147	16,789	13,017
class I	—	—	—	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	—	—	—
class III	—	—	—	—	—
class S1	—	—	—	—	—
class S2	—	—	—	—	—

Total shares	285,941	1,239,583	132,186	16,789	37,971

Cost	$4,506,141	$3,545,608	$1,242,633	$484,415	$823,298

Deferred contracts in the accumulation period:
Units owned by participants #	2,175,494	790,957	221,280	13,299	36,299
Minimum unit fair value #*	$2.588405	$1.189636	$5.113653	$58.690178	$27.894530
Maximum unit fair value #*	$28.931838	$16.478639	$46.135200	$69.120111	$36.525094
Contract liability	$6,193,733	$2,204,105	$1,928,083	$817,543	$1,100,393

Contracts in payout (annuitization) period:
Units owned by participants #	20,495	36,466	5,015	9	610
Minimum unit fair value #*	$3.028421	$1.373859	$5.882177	$65.964322	$30.482257
Maximum unit fair value #*	$3.057539	$15.942763	$45.417751	$65.964322	$34.857021
Contract liability	$62,654	$134,946	$52,372	$596	$20,959

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(7) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	Invesco V.I. Government Money Market Fund	Wells Fargo VT Omega Growth Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account (6)

Investment income:
Dividends	$132,647	$—	$14,242,324	$14,564,807	$13,419,306	$19,467,722	$262,709	$877,112	$1,825,812	$—

Expenses:
Mortality and expense risk charges	(895,282)	(94,356)	(12,223,632)	(6,372,783)	(20,768,100)	(14,047,340)	(901,065)	(1,844,816)	(4,768,121)	(2,867,169)
Total expenses	(895,282)	(94,356)	(12,223,632)	(6,372,783)	(20,768,100)	(14,047,340)	(901,065)	(1,844,816)	(4,768,121)	(2,867,169)
Net investment income (loss)	(762,635)	(94,356)	2,018,692	8,192,024	(7,348,794)	5,420,382	(638,356)	(967,704)	(2,942,309)	(2,867,169)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	—	290,861	29,358,743	2,792,886	12,694,116	1,537,511	1,189,606	163,598	4,034,792	(32,719,385)
Net realized gain distributions	—	395,697	46,091,172	892,372	111,816,215	49,037,351	11,447,077	68,268,781	13,426,382	121,362,266
Change in unrealized appreciation (depreciation) during the period	—	1,220,760	5,813,650	16,940,025	165,779,002	10,786,061	6,998	(39,701,918)	72,766,846	(635,901)
Net gain (loss) on investments	—	1,907,318	81,263,565	20,625,283	290,289,333	61,360,923	12,643,681	28,730,461	90,228,020	88,006,980
Net increase (decrease) in net assets resulting from operations	$(762,635)	$1,812,962	$83,282,257	$28,817,307	$282,940,539	$66,781,305	$12,005,325	$27,762,757	$87,285,711	$85,139,811

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)(10)	Sub-Account (11)	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)

Investment income:
Dividends	$8,332,113	$4,719,481	$—	$157,224	$708,351	$1,886,387	$—	$—	$9,072,142	$3,603,551

Expenses:
Mortality and expense risk charges	(1,110,483)	(3,836,009)	(380,000)	(3,626,690)	(1,387,683)	(1,674,217)	(2,054,397)	(1,450,507)	(7,693,751)	(1,341,923)
Total expenses	(1,110,483)	(3,836,009)	(380,000)	(3,626,690)	(1,387,683)	(1,674,217)	(2,054,397)	(1,450,507)	(7,693,751)	(1,341,923)
Net investment income (loss)	7,221,630	883,472	(380,000)	(3,469,466)	(679,332)	212,170	(2,054,397)	(1,450,507)	1,378,391	2,261,628

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(14,715,185)	8,705,069	(8,248,994)	9,540,161	(41,110,686)	208,235	3,995,412	2,594,451	36,190,433	(466,029)
Net realized gain distributions	—	—	10,750,787	24,062,705	11,010,493	—	21,495,880	3,350,013	37,955,202	—
Change in unrealized appreciation (depreciation) during the period	6,858,925	36,467,295	10,993	59,263,351	242,330	(1,073,251)	46,818,322	21,146,937	(19,351,907)	3,087,146
Net gain (loss) on investments	(7,856,260)	45,172,364	2,512,786	92,866,217	(29,857,863)	(865,016)	72,309,614	27,091,401	54,793,728	2,621,117
Net increase (decrease) in net assets resulting from operations	$(634,630)	$46,055,836	$2,132,786	$89,396,751	$(30,537,195)	$(652,846)	$70,255,217	$25,640,894	$56,172,119	$4,882,745

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford Value HLS Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account (14)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,092,065	$3,167,316	$—	$—	$—	$—	$—	$47,561	$59,628	$—

Expenses:
Mortality and expense risk charges	(1,356,516)	(2,587,729)	(23,140)	(1,610)	(4,995)	(1,122)	(345)	(111,137)	(38,024)	(28,196)
Total expenses	(1,356,516)	(2,587,729)	(23,140)	(1,610)	(4,995)	(1,122)	(345)	(111,137)	(38,024)	(28,196)
Net investment income (loss)	735,549	579,587	(23,140)	(1,610)	(4,995)	(1,122)	(345)	(63,576)	21,604	(28,196)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(16,718,244)	2,254,251	115,644	3,231	35,238	637	1,088	150,325	(334,052)	44,158
Net realized gain distributions	18,430,189	11,985,248	95,031	—	—	—	—	459,371	—	85,417
Change in unrealized appreciation (depreciation) during the period	(21,421,109)	14,828,955	288,311	19,210	91,059	2,151	4,634	246,354	409,706	615,688
Net gain (loss) on investments	(19,709,164)	29,068,454	498,986	22,441	126,297	2,788	5,722	856,050	75,654	745,263
Net increase (decrease) in net assets resulting from operations	$(18,973,615)	$29,648,041	$475,846	$20,831	$121,302	$1,666	$5,377	$792,474	$97,258	$717,067

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund
	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$6,306

Expenses:
Mortality and expense risk charges	(10,758)	(18,611)
Total expenses	(10,758)	(18,611)
Net investment income (loss)	(10,758)	(12,305)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	13,992	29,745
Net realized gain distributions	45,454	77,748
Change in unrealized appreciation (depreciation) during the period	244,486	89,800
Net gain (loss) on investments	303,932	197,293
Net increase (decrease) in net assets resulting from operations	$293,174	$184,988

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(8) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(12) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(13) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	Invesco V.I. Government Money Market Fund	Wells Fargo VT Omega Growth Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account (6)

Operations:
Net investment income (loss)	$(762,635)	$(94,356)	$2,018,692	$8,192,024	$(7,348,794)	$5,420,382	$(638,356)	$(967,704)	$(2,942,309)	$(2,867,169)
Net realized gain (loss) on security transactions	—	290,861	29,358,743	2,792,886	12,694,116	1,537,511	1,189,606	163,598	4,034,792	(32,719,385)
Net realized gain distributions	—	395,697	46,091,172	892,372	111,816,215	49,037,351	11,447,077	68,268,781	13,426,382	121,362,266
Change in unrealized appreciation (depreciation) during the period	—	1,220,760	5,813,650	16,940,025	165,779,002	10,786,061	6,998	(39,701,918)	72,766,846	(635,901)
Net increase (decrease) in net assets resulting from operations	(762,635)	1,812,962	83,282,257	28,817,307	282,940,539	66,781,305	12,005,325	27,762,757	87,285,711	85,139,811

Unit transactions:
Purchases	551,402	81,482	3,747,293	2,090,665	5,708,940	3,921,902	167,183	452,452	1,477,714	787,414
Net transfers	46,555,697	(113,801)	(2,747,635)	28,772,920	(40,581,619)	(26,112,120)	(1,529,951)	(5,182,513)	(29,921,880)	(1,376,024)
Net interfund transfers due to corporate actions	—	—	—	95,147,192	—	124,720,191	—	(184,982,504)	483,583,120	(298,600,616)
Surrenders for benefit payments and fees	(26,044,919)	(484,504)	(60,226,432)	(34,674,935)	(100,534,908)	(73,790,991)	(4,063,596)	(9,440,803)	(24,355,648)	(14,644,853)
Other transactions	61	4	20,270	(1,941)	31,117	14,908	747	4,036	3,645	(3,194)
Death benefits	(4,583,553)	(48,419)	(28,403,130)	(16,532,193)	(34,307,812)	(27,723,382)	(1,061,153)	(2,927,446)	(8,243,411)	(4,793,061)
Net annuity transactions	(192,044)	(23,067)	(5,668,641)	1,043,372	(4,508,415)	(1,654,880)	(134,167)	(3,169,937)	6,775,090	(5,212,426)
Net increase (decrease) in net assets resulting from unit transactions	16,286,644	(588,305)	(93,278,275)	75,845,080	(174,192,697)	(624,372)	(6,620,937)	(205,246,715)	429,318,630	(323,842,760)
Net increase (decrease) in net assets	15,524,009	1,224,657	(9,996,018)	104,662,387	108,747,842	66,156,933	5,384,388	(177,483,958)	516,604,341	(238,702,949)

Net assets:
Beginning of period	47,983,115	4,837,711	943,284,078	392,541,560	1,577,716,064	1,086,370,338	62,386,569	177,483,958	184,271,470	238,702,949
End of period	$63,507,124	$6,062,368	$933,288,060	$497,203,947	$1,686,463,906	$1,152,527,271	$67,770,957	$—	$700,875,811	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account (7)	Sub-Account	Sub-Account (8)	Sub-Account (9)(10)	Sub-Account (11)	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)

Operations:
Net investment income (loss)	$7,221,630	$883,472	$(380,000)	$(3,469,466)	$(679,332)	$212,170	$(2,054,397)	$(1,450,507)	$1,378,391	$2,261,628
Net realized gain (loss) on security transactions	(14,715,185)	8,705,069	(8,248,994)	9,540,161	(41,110,686)	208,235	3,995,412	2,594,451	36,190,433	(466,029)
Net realized gain distributions	—	—	10,750,787	24,062,705	11,010,493	—	21,495,880	3,350,013	37,955,202	—
Change in unrealized appreciation (depreciation) during the period	6,858,925	36,467,295	10,993	59,263,351	242,330	(1,073,251)	46,818,322	21,146,937	(19,351,907)	3,087,146
Net increase (decrease) in net assets resulting from operations	(634,630)	46,055,836	2,132,786	89,396,751	(30,537,195)	(652,846)	70,255,217	25,640,894	56,172,119	4,882,745

Unit transactions:
Purchases	370,216	1,181,234	276,134	883,754	242,489	1,271,950	411,281	322,392	2,533,939	642,040
Net transfers	(47,194)	(5,263,693)	(487,864)	(9,608,201)	(455,116)	8,513,234	865,709	(5,395,872)	(8,150,709)	16,873,456
Net interfund transfers due to corporate actions	(95,147,192)	—	(37,219,837)	156,881,616	(119,661,779)	116,109,132	—	—	—	(116,109,132)
Surrenders for benefit payments and fees	(5,484,646)	(18,981,868)	(1,666,575)	(19,034,423)	(7,612,225)	(14,618,543)	(10,990,613)	(7,282,268)	(40,237,190)	(7,603,554)
Other transactions	(1,167)	2,560	(6,881)	8,850	768	2,159	3,440	182	2,316	(145)
Death benefits	(2,933,336)	(7,316,075)	(956,582)	(5,496,656)	(2,071,785)	(6,464,775)	(3,471,903)	(2,840,563)	(14,304,631)	(3,779,442)
Net annuity transactions	(2,046,677)	(109,513)	(360,198)	1,469,516	(2,156,766)	2,085,585	(212,614)	(207,104)	(2,247,950)	(2,500,714)
Net increase (decrease) in net assets resulting from unit transactions	(105,289,996)	(30,487,355)	(40,421,803)	125,104,456	(131,714,414)	106,898,742	(13,394,700)	(15,403,233)	(62,404,225)	(112,477,491)
Net increase (decrease) in net assets	(105,924,626)	15,568,481	(38,289,017)	214,501,207	(162,251,609)	106,245,896	56,860,517	10,237,661	(6,232,106)	(107,594,746)

Net assets:
Beginning of period	105,924,626	282,662,241	38,289,017	242,891,977	162,251,609	79,823,214	145,354,825	101,474,679	613,041,013	107,594,746
End of period	$—	$298,230,722	$—	$457,393,184	$—	$186,069,110	$202,215,342	$111,712,340	$606,808,907	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford Value HLS Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account (14)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$735,549	$579,587	$(23,140)	$(1,610)	$(4,995)	$(1,122)	$(345)	$(63,576)	$21,604	$(28,196)
Net realized gain (loss) on security transactions	(16,718,244)	2,254,251	115,644	3,231	35,238	637	1,088	150,325	(334,052)	44,158
Net realized gain distributions	18,430,189	11,985,248	95,031	—	—	—	—	459,371	—	85,417
Change in unrealized appreciation (depreciation) during the period	(21,421,109)	14,828,955	288,311	19,210	91,059	2,151	4,634	246,354	409,706	615,688
Net increase (decrease) in net assets resulting from operations	(18,973,615)	29,648,041	475,846	20,831	121,302	1,666	5,377	792,474	97,258	717,067

Unit transactions:
Purchases	358,584	1,186,476	—	—	—	—	—	—	1,977	165
Net transfers	660,901	5,492,916	134,646	(563)	—	925	—	(65,769)	61,750	(40,691)
Net interfund transfers due to corporate actions	(124,720,191)	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,722,566)	(12,609,575)	(52,558)	(2,021)	(7,487)	(259)	(1,502)	(192,244)	(221,099)	(164,964)
Other transactions	1,672	1,141	2	(1)	(5)	(1)	—	2	1	(412)
Death benefits	(2,929,320)	(5,052,807)	—	—	(34,006)	—	—	(41,077)	(41,946)	(1,139)
Net annuity transactions	(2,482,653)	(562,131)	(2,134)	(1,298)	—	—	(240)	(21,494)	(18,117)	(9,181)
Net increase (decrease) in net assets resulting from unit transactions	(136,833,573)	(11,543,980)	79,956	(3,883)	(41,498)	665	(1,742)	(320,582)	(217,434)	(216,222)
Net increase (decrease) in net assets	(155,807,188)	18,104,061	555,802	16,948	79,804	2,331	3,635	471,892	(120,176)	500,845

Net assets:
Beginning of period	155,807,188	188,051,722	1,162,499	78,252	246,916	83,368	19,839	5,784,495	2,459,227	1,479,610
End of period	$—	$206,155,783	$1,718,301	$95,200	$326,720	$85,699	$23,474	$6,256,387	$2,339,051	$1,980,455

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund
	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(10,758)	$(12,305)
Net realized gain (loss) on security transactions	13,992	29,745
Net realized gain distributions	45,454	77,748
Change in unrealized appreciation (depreciation) during the period	244,486	89,800
Net increase (decrease) in net assets resulting from operations	293,174	184,988

Unit transactions:
Purchases	—	—
Net transfers	50,269	(24,540)
Net interfund transfers due to corporate actions	—	—
Surrenders for benefit payments and fees	(15,233)	(53,838)
Other transactions	3	1
Death benefits	—	(54,759)
Net annuity transactions	599	(4,586)
Net increase (decrease) in net assets resulting from unit transactions	35,638	(137,722)
Net increase (decrease) in net assets	328,812	47,266

Net assets:
Beginning of period	489,327	1,074,086
End of period	$818,139	$1,121,352

The accompanying notes are an integral part of these financial statements.

(1) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(2) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(3) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(8) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(9) Merged assets from Hartford MidCap Value HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(12) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(13) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	Invesco V.I. Government Money Market Fund	Wells Fargo VT Omega Growth Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$112,182	$(89,181)	$3,836,759	$9,341,545	$(4,441,490)	$3,944,583	$(839,440)	$(2,053,190)	$(1,313,322)	$(3,802,389)
Net realized gain (loss) on security transactions	—	231,960	37,895,048	58,988	14,670,148	13,905,711	1,449,000	6,882,417	2,417,749	3,200,501
Net realized gain distributions	—	601,242	77,498,285	—	167,764,761	123,107,978	7,745,605	23,614,109	19,913,723	47,996,080
Change in unrealized appreciation (depreciation) during the period	—	680,866	56,050,974	24,379,717	210,410,699	105,834,717	7,653,451	16,513,345	26,927,605	10,839,666
Net increase (decrease) in net assets resulting from operations	112,182	1,424,887	175,281,066	33,780,250	388,404,118	246,792,989	16,008,616	44,956,681	47,945,755	58,233,858

Unit transactions:
Purchases	405,004	181	5,445,983	2,989,716	6,812,852	5,154,808	155,038	457,398	697,511	831,859
Net transfers	25,448,595	(430,144)	1,535,672	17,435,625	(32,442,727)	(18,981,725)	(1,903,207)	(2,918,471)	(1,517,040)	(3,442,030)
Surrenders for benefit payments and fees	(23,860,745)	(465,599)	(80,865,875)	(39,618,434)	(133,063,634)	(94,189,377)	(4,495,977)	(14,234,549)	(16,205,005)	(20,688,852)
Other transactions	799	14	13,667	17,276	21,787	13,421	(5,570)	3,882	6,886	765
Death benefits	(1,693,342)	(35,742)	(27,954,859)	(12,322,753)	(33,140,541)	(27,494,962)	(1,108,803)	(3,639,165)	(4,435,971)	(4,646,246)
Net annuity transactions	(21,159)	(39,402)	(8,058,938)	(1,941,214)	(5,955,329)	(4,829,001)	(270,862)	(512,524)	(619,759)	(768,526)
Net increase (decrease) in net assets resulting from unit transactions	279,152	(970,692)	(109,884,350)	(33,439,784)	(197,767,592)	(140,326,836)	(7,629,381)	(20,843,429)	(22,073,378)	(28,713,030)
Net increase (decrease) in net assets	391,334	454,195	65,396,716	340,466	190,636,526	106,466,153	8,379,235	24,113,252	25,872,377	29,520,828

Net assets:
Beginning of period	47,591,781	4,383,516	877,887,362	392,201,094	1,387,079,538	979,904,185	54,007,334	153,370,706	158,399,093	209,182,121
End of period	$47,983,115	$4,837,711	$943,284,078	$392,541,560	$1,577,716,064	$1,086,370,338	$62,386,569	$177,483,958	$184,271,470	$238,702,949

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,833,454	$724,694	$(399,220)	$(2,695,426)	$(927,159)	$203,931	$(1,942,008)	$(1,538,428)	$1,134,153	$933,391
Net realized gain (loss) on security transactions	(1,683,245)	8,371,684	(172,521)	12,398,306	(873,192)	291,801	3,350,447	2,983,368	49,915,572	(835,041)
Net realized gain distributions	—	10,348,291	6,463,230	34,853,357	19,629,305	—	25,719,145	16,764,819	49,940,744	—
Change in unrealized appreciation (depreciation) during the period	10,057,738	40,205,305	4,758,042	18,422,087	21,414,450	484,777	13,071,038	8,697,278	50,955,381	3,649,312
Net increase (decrease) in net assets resulting from operations	13,207,947	59,649,974	10,649,531	62,978,324	39,243,404	980,509	40,198,622	26,907,037	151,945,850	3,747,662

Unit transactions:
Purchases	769,887	1,139,970	88,485	334,330	1,062,159	651,556	309,045	347,687	2,224,179	862,648
Net transfers	460,157	164,667	3,496,816	(4,447,765)	(2,440,067)	3,212,434	(264,286)	2,328,763	(13,550,125)	6,897,919
Surrenders for benefit payments and fees	(10,260,806)	(24,949,148)	(3,212,419)	(20,157,850)	(12,999,153)	(10,885,808)	(11,035,287)	(8,904,251)	(53,196,946)	(13,886,782)
Other transactions	2,793	7,868	1,085	2,143	1,458	4,130	1,563	1,882	6,602	12,068
Death benefits	(3,077,404)	(5,747,723)	(633,110)	(5,411,419)	(3,620,742)	(2,514,413)	(2,378,291)	(1,629,402)	(15,325,133)	(3,136,119)
Net annuity transactions	(499,762)	(712,190)	(64,833)	(389,772)	(546,306)	(212,911)	(454,325)	(300,379)	(2,968,748)	(593,604)
Net increase (decrease) in net assets resulting from unit transactions	(12,605,135)	(30,096,556)	(323,976)	(30,070,333)	(18,542,651)	(9,745,012)	(13,821,581)	(8,155,700)	(82,810,171)	(9,843,870)
Net increase (decrease) in net assets	602,812	29,553,418	10,325,555	32,907,991	20,700,753	(8,764,503)	26,377,041	18,751,337	69,135,679	(6,096,208)

Net assets:
Beginning of period	105,321,814	253,108,823	27,963,462	209,983,986	141,550,856	88,587,717	118,977,784	82,723,342	543,905,334	113,690,954
End of period	$105,924,626	$282,662,241	$38,289,017	$242,891,977	$162,251,609	$79,823,214	$145,354,825	$101,474,679	$613,041,013	$107,594,746

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford Value HLS Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Jennison Portfolio	Prudential Series Value Portfolio	Prudential Series SP International Growth Portfolio	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$602,751	$1,149,651	$(19,606)	$(1,468)	$(4,093)	$(1,144)	$(323)	$(46,064)	$50,239	$(27,962)
Net realized gain (loss) on security transactions	3,551,137	1,160,118	25,296	12,399	3,130	673	842	150,135	(243,417)	54,893
Net realized gain distributions	15,080,069	10,029,892	115,223	—	—	—	—	351,251	991,597	241,215
Change in unrealized appreciation (depreciation) during the period	15,492,263	33,099,469	176,091	6,746	58,629	16,434	4,237	456,664	(491,149)	51,752
Net increase (decrease) in net assets resulting from operations	34,726,220	45,439,130	297,004	17,677	57,666	15,963	4,756	911,986	307,270	319,898

Unit transactions:
Purchases	846,295	557,599	—	—	—	—	—	32	5,538	165
Net transfers	(3,833,443)	1,225,294	(247,494)	34	—	332	—	3,252	130,659	(87,338)
Surrenders for benefit payments and fees	(13,618,375)	(15,245,874)	(47,859)	(1,920)	(518)	(258)	(1,390)	(375,350)	(255,858)	(179,769)
Other transactions	4,227	9,686	1	—	(1)	(1)	1	3	(76)	—
Death benefits	(4,791,968)	(5,584,269)	—	(26,301)	—	—	—	8,944	(56,052)	(42,112)
Net annuity transactions	(638,407)	(623,944)	(1,776)	(2,013)	—	—	(216)	(22,448)	9,598	(1,683)
Net increase (decrease) in net assets resulting from unit transactions	(22,031,671)	(19,661,508)	(297,128)	(30,200)	(519)	73	(1,605)	(385,567)	(166,191)	(310,737)
Net increase (decrease) in net assets	12,694,549	25,777,622	(124)	(12,523)	57,147	16,036	3,151	526,419	141,079	9,161

Net assets:
Beginning of period	143,112,639	162,274,100	1,162,623	90,775	189,769	67,332	16,688	5,258,076	2,318,148	1,470,449
End of period	$155,807,188	$188,051,722	$1,162,499	$78,252	$246,916	$83,368	$19,839	$5,784,495	$2,459,227	$1,479,610

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund
	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(8,726)	$(14,360)
Net realized gain (loss) on security transactions	4,750	33,324
Net realized gain distributions	47,270	114,433
Change in unrealized appreciation (depreciation) during the period	92,722	129,143
Net increase (decrease) in net assets resulting from operations	136,016	262,540

Unit transactions:
Purchases	—	—
Net transfers	13,560	(2,886)
Surrenders for benefit payments and fees	(62,295)	(108,725)
Other transactions	3	1
Death benefits	—	—
Net annuity transactions	—	(7,159)
Net increase (decrease) in net assets resulting from unit transactions	(48,732)	(118,769)
Net increase (decrease) in net assets	87,284	143,771

Net assets:
Beginning of period	402,043	930,315
End of period	$489,327	$1,074,086

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT ONE
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account One (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is owned by Talcott Resolution Life Insurance Company which is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

The Account is comprised of the following Sub-Accounts:

Invesco V.I. Government Money Market Fund, Wells Fargo VT Omega Growth Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund (Merged assets from Hartford High Yield HLS Fund), Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund (Merged assets from Hartford Value HLS Fund), Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford Disciplined Equity HLS Fund (Merged assets from Hartford Growth Opportunities HLS Fund) (Merged assets from Hartford Global Growth HLS Fund), Hartford Growth Opportunities HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford High Yield HLS Fund (Merged into Hartford Total Return Bond HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford MidCap HLS Fund (Merged assets from Hartford MidCap Value HLS Fund) (Merged assets from Hartford MidCap Growth HLS Fund), Hartford MidCap Value HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford Ultrashort Bond HLS Fund (Merged assets from Hartford U.S. Government Securities HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund (Merged into Hartford Ultrashort Bond HLS Fund), Hartford Value HLS Fund (Merged into Hartford Dividend and Growth HLS Fund), BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, Prudential Series Jennison 20/20 Focus Portfolio, Prudential Series Jennison Portfolio, Prudential Series Value Portfolio, Prudential Series SP International Growth Portfolio, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.

h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

c) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit maximum of 0.20%
Optional Death Benefit maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco V.I. Government Money Market Fund	$71,187,952	$55,663,934
Wells Fargo VT Omega Growth Fund	$779,750	$1,066,715
Hartford Balanced HLS Fund	$74,969,044	$120,137,459
Hartford Total Return Bond HLS Fund+	$161,533,079	$76,603,602
Hartford Capital Appreciation HLS Fund	$138,707,627	$208,432,897
Hartford Dividend and Growth HLS Fund+	$207,202,414	$153,369,094
Hartford Healthcare HLS Fund	$12,208,453	$8,020,668
Hartford Global Growth HLS Fund+	$76,072,106	$214,017,742
Hartford Disciplined Equity HLS Fund+	$509,943,894	$70,141,178
Hartford Growth Opportunities HLS Fund+	$138,420,111	$343,767,781
Hartford High Yield HLS Fund+	$11,248,499	$109,316,875
Hartford International Opportunities HLS Fund	$16,232,610	$45,836,496
Hartford MidCap Growth HLS Fund+	$16,535,055	$46,586,073
Hartford MidCap HLS Fund+	$184,767,018	$39,069,313
Hartford MidCap Value HLS Fund+	$15,806,970	$137,190,222
Hartford Ultrashort Bond HLS Fund+	$150,202,930	$43,092,018
Hartford Small Company HLS Fund	$33,856,083	$27,809,301
Hartford SmallCap Growth HLS Fund	$13,604,398	$27,108,122
Hartford Stock HLS Fund	$57,257,071	$80,327,718
Hartford U.S. Government Securities HLS Fund+	$32,876,223	$143,092,083
Hartford Value HLS Fund+	$23,267,672	$140,935,511
BlackRock S&P 500 Index V.I. Fund	$33,374,095	$32,353,249
BlackRock Large Cap Focus Growth V.I. Fund	$1,406,335	$1,254,485
Prudential Series Jennison 20/20 Focus Portfolio	$4	$5,497
Prudential Series Jennison Portfolio	$—	$46,493
Prudential Series Value Portfolio	$925	$1,381
Prudential Series SP International Growth Portfolio	$1	$2,089
Wells Fargo VT Index Asset Allocation Fund	$645,354	$570,141
Wells Fargo VT International Equity Fund	$255,934	$451,765
Wells Fargo VT Small Cap Growth Fund	$170,722	$329,723
Wells Fargo VT Discovery Fund	$150,771	$80,435
Wells Fargo VT Opportunity Fund	$105,844	$178,123

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Invesco V.I. Government Money Market Fund	7,601,725	5,858,471	1,743,254
Wells Fargo VT Omega Growth Fund	24,829	66,264	(41,435)
Hartford Balanced HLS Fund	6,232,020	26,038,161	(19,806,141)
Hartford Total Return Bond HLS Fund+	51,825,431	27,000,531	24,824,900
Hartford Capital Appreciation HLS Fund	2,994,077	21,770,237	(18,776,160)
Hartford Dividend and Growth HLS Fund+	28,979,538	26,928,819	2,050,719
Hartford Healthcare HLS Fund	65,609	914,943	(849,334)
Hartford Global Growth HLS Fund+	2,341,243	54,247,289	(51,906,046)
Hartford Disciplined Equity HLS Fund+	136,089,651	17,099,348	118,990,303
Hartford Growth Opportunities HLS Fund+	3,027,365	50,838,137	(47,810,772)
Hartford High Yield HLS Fund+	1,250,390	39,667,259	(38,416,869)
Hartford International Opportunities HLS Fund	6,691,444	19,556,342	(12,864,898)
Hartford MidCap Growth HLS Fund+	237,220	1,834,384	(1,597,164)
Hartford MidCap HLS Fund+	20,270,053	3,729,417	16,540,636
Hartford MidCap Value HLS Fund+	1,565,940	45,864,681	(44,298,741)
Hartford Ultrashort Bond HLS Fund+	115,608,035	31,712,547	83,895,488
Hartford Small Company HLS Fund	2,863,831	6,060,016	(3,196,185)
Hartford SmallCap Growth HLS Fund	2,408,272	6,719,391	(4,311,119)
Hartford Stock HLS Fund	2,908,802	12,514,541	(9,605,739)
Hartford U.S. Government Securities HLS Fund+	19,972,914	107,957,727	(87,984,813)
Hartford Value HLS Fund+	1,311,616	57,069,545	(55,757,929)
BlackRock S&P 500 Index V.I. Fund	1,754,974	2,708,028	(953,054)
BlackRock Large Cap Focus Growth V.I. Fund	375,864	354,985	20,879
Prudential Series Jennison 20/20 Focus Portfolio	2	1,237	(1,235)
Prudential Series Jennison Portfolio	—	17,623	(17,623)
Prudential Series Value Portfolio	594	140	454
Prudential Series SP International Growth Portfolio	1	1,094	(1,093)
Wells Fargo VT Index Asset Allocation Fund	53,002	158,258	(105,256)
Wells Fargo VT International Equity Fund	83,823	147,060	(63,237)
Wells Fargo VT Small Cap Growth Fund	15,897	66,553	(50,656)
Wells Fargo VT Discovery Fund	2,333	1,753	580
Wells Fargo VT Opportunity Fund	940	6,027	(5,087)

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Invesco V.I. Government Money Market Fund	4,528,705	4,517,484	11,221
Wells Fargo VT Omega Growth Fund	45,385	136,943	(91,558)
Hartford Balanced HLS Fund	5,562,012	29,595,557	(24,033,545)
Hartford Total Return Bond HLS Fund	13,808,060	25,550,011	(11,741,951)
Hartford Capital Appreciation HLS Fund	3,796,223	26,456,800	(22,660,577)
Hartford Dividend and Growth HLS Fund	4,448,135	31,361,088	(26,912,953)
Hartford Healthcare HLS Fund	234,540	1,384,507	(1,149,967)
Hartford Global Growth HLS Fund	2,273,360	8,775,775	(6,502,415)
Hartford Disciplined Equity HLS Fund	2,660,033	9,380,780	(6,720,747)
Hartford Growth Opportunities HLS Fund	3,054,449	8,976,009	(5,921,560)
Hartford High Yield HLS Fund	2,636,891	7,445,214	(4,808,323)
Hartford International Opportunities HLS Fund	5,906,468	18,706,844	(12,800,376)
Hartford MidCap Growth HLS Fund	460,803	467,838	(7,035)
Hartford MidCap HLS Fund	98,481	3,104,704	(3,006,223)
Hartford MidCap Value HLS Fund	2,015,155	7,667,130	(5,651,975)
Hartford Ultrashort Bond HLS Fund	8,612,920	15,052,387	(6,439,467)
Hartford Small Company HLS Fund	1,456,513	4,994,115	(3,537,602)
Hartford SmallCap Growth HLS Fund	2,590,700	4,752,544	(2,161,844)
Hartford Stock HLS Fund	2,718,158	17,571,546	(14,853,388)
Hartford U.S. Government Securities HLS Fund	11,000,141	19,664,224	(8,664,083)
Hartford Value HLS Fund	1,593,383	10,366,060	(8,772,677)
BlackRock S&P 500 Index V.I. Fund	603,387	2,489,223	(1,885,836)
BlackRock Large Cap Focus Growth V.I. Fund	161,667	278,736	(117,069)
Prudential Series Jennison 20/20 Focus Portfolio	67	2,415	(2,348)
Prudential Series Jennison Portfolio	—	226	(226)
Prudential Series Value Portfolio	162	133	29
Prudential Series SP International Growth Portfolio	1	1,168	(1,167)
Wells Fargo VT Index Asset Allocation Fund	28,023	230,426	(202,403)
Wells Fargo VT International Equity Fund	91,880	181,094	(89,214)
Wells Fargo VT Small Cap Growth Fund	11,543	68,371	(56,828)
Wells Fargo VT Discovery Fund	623	2,125	(1,502)
Wells Fargo VT Opportunity Fund	783	5,666	(4,883)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Government Money Market Fund
2020	6,845,461	$8.612237	to	$9.835544	$63,507,124	0.80%	to	2.55%	0.02%	to	0.25%	(2.23)%	to	(0.50)%
2019	5,102,207	$8.795345	to	$9.885451	$47,983,115	0.80%	to	2.45%	1.63%	to	1.88%	(0.82)%	to	1.09%
2018	5,090,987	$8.868012	to	$9.779295	$47,591,781	0.80%	to	2.55%	—%	to	1.54%	(1.01)%	to	0.74%
2017	4,777,058	$8.930295	to	$9.707375	$44,752,860	0.80%	to	2.55%	—%	to	0.55%	(2.21)%	to	(0.24)%
2016	5,626,571	$9.132221	to	$9.730538	$53,194,313	0.80%	to	2.55%	—%	to	0.10%	(2.49)%	to	(0.70)%
Wells Fargo VT Omega Growth Fund
2020	458,412	$50.162098	to	$63.163272	$6,062,368	1.15%	to	2.35%	—%	to	—%	40.08%	to	41.55%
2019	499,847	$35.437921	to	$45.090650	$4,837,711	1.15%	to	2.35%	—%	to	—%	34.21%	to	35.48%
2018	591,405	$26.157360	to	$33.597598	$4,383,516	1.15%	to	2.35%	—%	to	—%	(1.82)%	to	(0.87)%
2017	638,817	$26.387012	to	$34.219060	$5,032,635	1.15%	to	2.35%	—%	to	—%	31.82%	to	33.06%
2016	704,868	$19.831134	to	$25.958863	$4,423,824	1.15%	to	2.35%	—%	to	—%	(1.58)%	to	(0.63)%
Hartford Balanced HLS Fund
2020	174,117,784	$2.888130	to	$26.976803	$933,288,060	0.40%	to	2.55%	1.47%	to	1.75%	8.81%	to	11.17%
2019	193,923,925	$2.597932	to	$24.793523	$943,284,078	0.40%	to	2.55%	1.91%	to	1.97%	19.71%	to	22.31%
2018	217,957,470	$2.124107	to	$20.712015	$877,887,362	0.40%	to	2.55%	1.95%	to	2.02%	(7.63)%	to	(5.62)%
2017	246,747,874	$2.250569	to	$22.422340	$1,062,358,737	0.40%	to	2.55%	1.72%	to	2.41%	12.68%	to	15.13%
2016	278,392,228	$1.954815	to	$19.898825	$1,052,747,522	0.40%	to	2.55%	2.71%	to	2.83%	3.37%	to	5.61%
Hartford Total Return Bond HLS Fund+
2020	159,541,415	$2.437441	to	$14.668516	$497,203,947	0.40%	to	2.55%	0.92%	to	3.80%	6.28%	to	8.59%
2019	134,716,515	$2.244578	to	$13.801395	$392,541,560	0.40%	to	2.55%	3.76%	to	3.96%	7.87%	to	10.21%
2018	146,458,466	$2.036658	to	$12.794976	$392,201,094	0.40%	to	2.55%	3.94%	to	4.04%	(3.30)%	to	(1.20)%
2017	163,270,281	$2.061450	to	$13.232289	$446,631,052	0.40%	to	2.55%	2.97%	to	3.14%	2.51%	to	4.74%
2016	177,331,939	$1.968185	to	$12.908151	$467,443,964	0.40%	to	2.55%	2.58%	to	2.71%	1.86%	to	4.08%
Hartford Capital Appreciation HLS Fund
2020	144,016,833	$6.626375	to	$38.401226	$1,686,463,906	0.80%	to	2.55%	0.67%	to	0.96%	18.56%	to	20.94%
2019	162,792,993	$5.478898	to	$32.389288	$1,577,716,064	0.80%	to	2.55%	0.92%	to	1.16%	27.66%	to	30.24%
2018	185,453,570	$4.206931	to	$25.371357	$1,387,079,538	0.80%	to	2.55%	0.67%	to	0.89%	(9.52)%	to	(7.70)%
2017	213,026,036	$4.557803	to	$28.040431	$1,728,586,567	0.80%	to	2.55%	0.82%	to	1.09%	18.75%	to	21.17%
2016	246,559,067	$3.761622	to	$23.612886	$1,646,017,785	0.80%	to	2.55%	1.02%	to	1.09%	2.59%	to	4.68%
Hartford Dividend and Growth HLS Fund+
2020	185,751,045	$4.310010	to	$31.532766	$1,152,527,271	0.40%	to	2.55%	1.79%	to	2.00%	4.74%	to	7.34%
2019	183,700,326	$4.015332	to	$30.105175	$1,086,370,338	0.40%	to	2.55%	1.67%	to	1.89%	25.07%	to	28.09%
2018	210,613,279	$3.420114	to	$24.070196	$979,904,185	0.80%	to	2.55%	1.81%	to	1.87%	(7.94)%	to	(6.07)%
2017	242,464,169	$3.641297	to	$26.146460	$1,208,010,390	0.80%	to	2.55%	1.37%	to	1.61%	15.14%	to	17.41%
2016	279,738,360	$3.101235	to	$22.708926	$1,189,671,255	0.80%	to	2.55%	1.97%	to	2.08%	11.70%	to	13.97%
Hartford Healthcare HLS Fund
2020	7,212,026	$10.623244	to	$53.123447	$67,770,957	0.80%	to	2.55%	0.30%	to	0.49%	19.70%	to	22.12%
2019	8,061,360	$8.699127	to	$44.382154	$62,386,569	0.80%	to	2.55%	—%	to	—%	30.32%	to	32.88%
2018	9,211,327	$6.546429	to	$34.057047	$54,007,334	0.80%	to	2.55%	—%	to	—%	(5.41)%	to	(3.44)%
2017	10,398,588	$6.779978	to	$36.003580	$63,615,697	0.80%	to	2.55%	—%	to	—%	18.89%	to	21.29%
2016	11,487,014	$5.589978	to	$30.282716	$58,451,658	0.80%	to	2.55%	—%	to	—%	(10.94)%	to	(9.12)%
Hartford Global Growth HLS Fund+
2020	—	$4.426554	to	$44.808556	$—	0.80%	to	2.55%	0.66%	to	1.31%	25.95%	to	27.94%
2019	51,906,046	$3.459976	to	$35.577402	$177,483,958	0.80%	to	2.55%	0.39%	to	0.40%	29.28%	to	31.56%
2018	58,408,461	$2.629996	to	$27.520314	$153,370,706	0.80%	to	2.55%	0.27%	to	0.52%	(6.23)%	to	(4.57)%
2017	66,380,596	$2.756002	to	$29.348460	$182,664,586	0.80%	to	2.55%	0.51%	to	0.53%	29.39%	to	31.67%
2016	72,903,605	$2.093127	to	$22.682648	$153,417,357	0.80%	to	2.55%	0.67%	to	0.69%	(0.61)%	to	1.14%
Hartford Disciplined Equity HLS Fund+
2020	169,803,450	$4.189009	to	$44.137204	$700,875,811	0.40%	to	2.55%	0.30%	to	0.36%	15.07%	to	17.57%
2019	50,813,147	$3.577763	to	$38.356975	$184,271,470	0.80%	to	2.55%	0.88%	to	0.92%	30.75%	to	33.05%
2018	57,533,894	$2.688975	to	$29.337062	$158,399,093	0.80%	to	2.55%	0.49%	to	0.75%	(4.46)%	to	(2.77)%
2017	66,670,781	$2.765691	to	$30.707106	$188,928,650	0.80%	to	2.55%	0.92%	to	1.04%	18.85%	to	20.95%
2016	77,020,488	$2.286715	to	$25.837095	$181,201,385	0.80%	to	2.55%	0.85%	to	1.02%	3.10%	to	4.92%
Hartford Growth Opportunities HLS Fund+
2020	—	$8.744276	to	$61.168721	$—	0.40%	to	2.55%	—%	to	—%	47.70%	to	50.56%
2019	47,810,772	$5.807660	to	$41.415316	$238,702,949	0.40%	to	2.55%	—%	to	—%	27.40%	to	30.16%
2018	53,732,332	$4.461829	to	$32.509354	$209,182,121	0.40%	to	2.55%	—%	to	—%	(2.01)%	to	0.13%
2017	60,686,692	$4.456210	to	$33.174558	$238,977,027	0.40%	to	2.55%	—%	to	—%	27.17%	to	29.93%
2016	67,631,677	$3.429784	to	$26.087593	$206,213,112	0.40%	to	2.55%	0.43%	to	0.47%	(3.00)%	to	(0.89)%
Hartford High Yield HLS Fund+
2020	—	$2.939215	to	$23.416632	$—	0.80%	to	2.55%	5.83%	to	9.01%	0.02%	to	1.61%
2019	38,416,869	$2.892752	to	$23.410880	$105,924,626	0.80%	to	2.55%	6.03%	to	6.25%	12.16%	to	14.14%
2018	43,225,192	$2.534330	to	$20.872097	$105,321,814	0.80%	to	2.55%	5.73%	to	5.89%	(5.88)%	to	(4.21)%
2017	50,031,064	$2.645838	to	$22.175220	$128,410,152	0.80%	to	2.55%	5.81%	to	5.94%	4.90%	to	6.75%
2016	56,485,362	$2.478598	to	$21.140145	$136,525,130	0.80%	to	2.55%	3.69%	to	6.09%	11.37%	to	13.34%
Hartford International Opportunities HLS Fund
2020	97,481,783	$2.731724	to	$23.241984	$298,230,722	0.80%	to	2.55%	1.93%	to	1.96%	17.42%	to	19.49%
2019	110,346,681	$2.286170	to	$19.794451	$282,662,241	0.80%	to	2.55%	1.86%	to	1.87%	23.24%	to	25.42%
2018	123,147,057	$1.822827	to	$16.061195	$253,108,823	0.80%	to	2.55%	1.54%	to	1.94%	(20.79)%	to	(19.39)%
2017	134,654,131	$2.261383	to	$20.277638	$347,497,654	0.80%	to	2.55%	1.47%	to	1.61%	22.10%	to	24.25%
2016	150,412,212	$1.819965	to	$16.607316	$312,953,522	0.80%	to	2.55%	1.61%	to	1.67%	(1.29)%	to	0.45%
Hartford MidCap Growth HLS Fund+
2020	—	$32.560555	to	$45.830185	$—	0.80%	to	2.55%	—%	to	—%	22.79%	to	25.07%
2019	1,597,164	$26.033207	to	$37.323308	$38,289,017	0.80%	to	2.55%	0.27%	to	0.52%	36.05%	to	38.67%
2018	1,604,199	$18.773114	to	$27.433891	$27,963,462	0.80%	to	2.55%	0.38%	to	0.68%	(12.51)%	to	(10.77)%
2017	1,905,942	$21.038858	to	$31.357925	$37,421,391	0.80%	to	2.55%	0.45%	to	0.85%	11.07%	to	13.51%
2016	2,272,980	$18.534168	to	$28.231984	$39,631,914	0.80%	to	2.55%	0.94%	to	1.44%	13.41%	to	15.56%
Hartford MidCap HLS Fund+
2020	39,222,825	$10.660962	to	$45.284545	$457,393,184	0.80%	to	2.55%	—%	to	0.09%	21.66%	to	24.11%
2019	22,682,189	$8.590060	to	$37.223130	$242,891,977	0.80%	to	2.55%	—%	to	0.17%	29.16%	to	31.81%
2018	25,688,412	$6.517170	to	$28.819655	$209,983,986	0.80%	to	2.55%	—%	to	—%	(9.97)%	to	(8.18)%
2017	29,045,795	$7.097976	to	$32.012663	$259,709,337	0.80%	to	2.55%	—%	to	—%	21.04%	to	23.48%
2016	32,993,588	$5.748452	to	$26.447490	$240,561,472	0.80%	to	2.55%	0.03%	to	0.17%	8.88%	to	11.09%
Hartford MidCap Value HLS Fund+
2020	—	$3.971071	to	$32.891700	$—	0.80%	to	2.55%	0.58%	to	0.65%	(6.78)%	to	(5.31)%
2019	44,298,741	$4.518744	to	$35.285831	$162,251,609	0.40%	to	2.55%	—%	to	1.01%	27.90%	to	30.68%
2018	49,950,716	$3.457913	to	$27.588682	$141,550,856	0.40%	to	2.55%	0.54%	to	1.01%	(16.72)%	to	(14.91)%
2017	56,995,904	$4.063936	to	$33.129172	$191,909,075	0.40%	to	2.55%	0.50%	to	0.56%	10.61%	to	13.01%
2016	64,639,689	$3.595949	to	$29.950878	$194,799,785	0.40%	to	2.55%	0.53%	to	0.54%	9.98%	to	12.37%
Hartford Ultrashort Bond HLS Fund+
2020	143,976,173	$1.213638	to	$7.820421	$186,069,110	0.80%	to	2.55%	1.55%	to	1.67%	(1.28)%	to	0.63%
2019	60,080,685	$1.204297	to	$7.921855	$79,823,214	0.40%	to	2.55%	1.64%	to	1.89%	(0.04)%	to	2.40%
2018	66,520,152	$1.176026	to	$7.924972	$88,587,717	0.40%	to	2.55%	—%	to	1.15%	(1.28)%	to	1.16%
2017	66,557,608	$1.162574	to	$8.027551	$88,103,648	0.40%	to	2.55%	—%	to	0.81%	(1.74)%	to	0.61%
2016	74,206,401	$1.155565	to	$8.169375	$98,493,130	0.40%	to	2.55%	—%	to	0.46%	(1.89)%	to	0.56%
Hartford Small Company HLS Fund
2020	28,818,714	$6.544170	to	$50.019901	$202,215,342	0.80%	to	2.55%	—%	to	—%	51.13%	to	54.28%
2019	32,014,899	$4.241773	to	$33.096769	$145,354,825	0.80%	to	2.55%	—%	to	—%	33.33%	to	35.91%
2018	35,552,501	$3.121108	to	$24.822863	$118,977,784	0.80%	to	2.55%	—%	to	—%	(6.92)%	to	(5.00)%
2017	39,947,299	$3.285232	to	$26.667265	$142,081,186	0.80%	to	2.55%	—%	to	—%	22.88%	to	25.36%
2016	44,738,465	$2.620730	to	$22.138332	$127,116,555	0.80%	to	2.55%	—%	to	—%	(0.53)%	to	1.23%
Hartford SmallCap Growth HLS Fund
2020	20,939,531	$6.237203	to	$56.711272	$111,712,340	0.40%	to	2.55%	—%	to	—%	29.85%	to	32.66%
2019	25,250,650	$4.701483	to	$43.675969	$101,474,679	0.40%	to	2.55%	—%	to	—%	32.40%	to	35.27%
2018	27,412,494	$3.475579	to	$32.988899	$82,723,342	0.40%	to	2.55%	—%	to	—%	(13.92)%	to	(12.05)%
2017	30,746,401	$3.951837	to	$38.325534	$106,516,392	0.40%	to	2.55%	0.04%	to	0.04%	17.05%	to	19.59%
2016	35,423,685	$3.304355	to	$32.742232	$103,816,919	0.40%	to	2.55%	0.15%	to	0.15%	9.54%	to	11.92%
Hartford Stock HLS Fund
2020	81,626,073	$3.113163	to	$39.981182	$606,808,907	0.80%	to	2.55%	1.59%	to	1.63%	9.25%	to	11.18%
2019	91,231,812	$2.800011	to	$36.594446	$613,041,013	0.80%	to	2.55%	1.63%	to	1.67%	27.92%	to	30.17%
2018	106,085,200	$2.150962	to	$28.607819	$543,905,334	0.80%	to	2.55%	1.28%	to	1.56%	(2.66)%	to	(0.94)%
2017	124,542,582	$2.171356	to	$29.389065	$637,601,231	0.80%	to	2.55%	1.78%	to	1.84%	16.83%	to	18.89%
2016	142,792,483	$1.826320	to	$25.155143	$614,358,805	0.80%	to	2.55%	1.61%	to	1.78%	4.71%	to	6.56%
Hartford U.S. Government Securities HLS Fund+
2020	—	$1.471646	to	$10.233974	$—	0.80%	to	2.55%	3.67%	to	3.77%	3.33%	to	4.96%
2019	87,984,813	$1.402151	to	$9.903873	$107,594,746	0.80%	to	2.55%	2.56%	to	4.62%	2.57%	to	4.38%
2018	96,648,896	$1.343335	to	$9.655963	$113,690,954	0.80%	to	2.55%	2.10%	to	2.41%	(1.69)%	to	0.04%
2017	109,685,708	$1.342734	to	$9.822110	$130,137,499	0.80%	to	2.55%	2.14%	to	2.36%	(1.23)%	to	0.51%
2016	122,198,182	$1.335905	to	$9.944683	$145,441,354	0.80%	to	2.55%	1.71%	to	2.13%	(1.02)%	to	0.73%
Hartford Value HLS Fund+
2020	—	$3.072644	to	$25.991776	$—	0.80%	to	2.55%	—%	to	1.72%	(4.81)%	to	(3.30)%
2019	55,757,929	$3.177596	to	$27.304817	$155,807,188	0.80%	to	2.55%	1.95%	to	2.04%	24.50%	to	26.69%
2018	64,530,606	$2.508097	to	$21.932294	$143,112,639	0.80%	to	2.55%	1.44%	to	1.66%	(12.44)%	to	(10.90)%
2017	74,558,039	$2.814832	to	$25.049487	$187,231,861	0.80%	to	2.55%	1.44%	to	1.72%	12.53%	to	14.52%
2016	86,264,158	$2.457922	to	$22.259303	$190,677,018	0.80%	to	2.55%	1.76%	to	3.76%	10.83%	to	12.79%
BlackRock S&P 500 Index V.I. Fund
2020	15,246,543	$13.017819	to	$13.698553	$206,155,783	0.80%	to	2.55%	1.71%	to	2.03%	15.26%	to	17.30%
2019	16,199,597	$11.293922	to	$11.678382	$188,051,722	0.80%	to	2.55%	—%	to	—%	28.04%	to	30.30%
2018♦	18,085,433	$8.820816	to	$8.962910	$162,274,100	0.80%	to	2.55%	1.02%	to	1.03%	(11.79)%	to	(10.37)%
BlackRock Large Cap Focus Growth V.I. Fund
2020	364,171	$4.077333	to	$57.353663	$1,718,301	1.25%	to	2.55%	—%	to	—%	40.13%	to	41.96%
2019	343,292	$2.872208	to	$40.929970	$1,162,499	1.25%	to	2.55%	—%	to	—%	29.36%	to	31.05%
2018	460,361	$2.191656	to	$31.640468	$1,162,623	1.25%	to	2.55%	—%	to	—%	0.42%	to	1.73%
2017	451,952	$2.154317	to	$31.508638	$1,134,293	1.25%	to	2.55%	0.04%	to	0.05%	26.30%	to	27.95%
2016	334,910	$1.683737	to	$24.947952	$685,180	1.25%	to	2.55%	0.67%	to	0.70%	5.17%	to	6.54%
Prudential Series Jennison 20/20 Focus Portfolio
2020	12,811	$3.593030	to	$4.149409	$95,200	1.45%	to	2.30%	—%	to	—%	27.45%	to	28.54%
2019	14,046	$2.819214	to	$3.228222	$78,252	1.45%	to	2.30%	—%	to	—%	25.48%	to	26.55%
2018	16,394	$2.246688	to	$2.550885	$90,775	1.45%	to	2.30%	—%	to	—%	(7.87)%	to	(7.08)%
2017	29,480	$2.438554	to	$2.745278	$136,038	1.45%	to	2.30%	—%	to	—%	26.80%	to	27.88%
2016	30,883	$1.923191	to	$2.146788	$112,943	1.45%	to	2.30%	—%	to	—%	(1.07)%	to	(0.23)%
Prudential Series Jennison Portfolio
2020	69,461	$3.148383	to	$3.811043	$326,720	1.45%	to	2.30%	—%	to	—%	52.03%	to	53.33%
2019	87,084	$2.053324	to	$2.506691	$246,916	1.45%	to	2.30%	—%	to	—%	29.81%	to	30.91%
2018	87,310	$1.568468	to	$1.931108	$189,769	1.45%	to	2.30%	—%	to	—%	(3.43)%	to	(2.60)%
2017	98,069	$1.610381	to	$1.999648	$218,894	1.45%	to	2.30%	—%	to	—%	33.04%	to	34.17%
2016	98,069	$1.200231	to	$1.503055	$163,766	1.45%	to	2.30%	—%	to	—%	(3.54)%	to	(2.71)%
Prudential Series Value Portfolio
2020	37,375	$2.160768	to	$2.314679	$85,699	1.45%	to	1.80%	—%	to	—%	1.31%	to	1.66%
2019	36,921	$2.132851	to	$2.276795	$83,368	1.45%	to	1.80%	—%	to	—%	23.34%	to	23.77%
2018	36,892	$1.729213	to	$1.839481	$67,332	1.45%	to	1.80%	—%	to	—%	(11.84)%	to	(11.53)%
2017	45,826	$1.961356	to	$2.079124	$93,662	1.45%	to	1.80%	—%	to	—%	14.43%	to	14.83%
2016	45,741	$1.714041	to	$1.810623	$81,503	1.45%	to	1.80%	—%	to	—%	8.98%	to	9.36%
Prudential Series SP International Growth Portfolio
2020	12,038	$1.930563	to	$2.068105	$23,474	1.45%	to	1.80%	—%	to	—%	29.23%	to	29.69%
2019	13,131	$1.493861	to	$1.594698	$19,839	1.45%	to	1.80%	—%	to	—%	29.56%	to	30.01%
2018	14,298	$1.153064	to	$1.226608	$16,688	1.45%	to	1.80%	—%	to	—%	(14.75)%	to	(14.45)%
2017	15,507	$1.352637	to	$1.433874	$21,240	1.45%	to	1.80%	—%	to	—%	33.00%	to	33.47%
2016	16,393	$1.016989	to	$1.074306	$16,884	1.45%	to	1.80%	—%	to	—%	(5.87)%	to	(5.54)%
Wells Fargo VT Index Asset Allocation Fund
2020	2,195,989	$3.202665	to	$28.411971	$6,256,387	1.15%	to	2.55%	0.07%	to	0.50%	13.65%	to	15.26%
2019	2,301,245	$2.778741	to	$24.998573	$5,784,495	1.15%	to	2.55%	—%	to	—%	17.13%	to	18.78%
2018	2,503,648	$2.339348	to	$21.342064	$5,258,076	1.15%	to	2.55%	0.97%	to	1.01%	(5.35)%	to	(4.01)%
2017	2,792,866	$2.437177	to	$22.548200	$6,158,784	1.15%	to	2.55%	0.74%	to	0.74%	9.42%	to	10.97%
2016	3,009,071	$2.196343	to	$20.606454	$6,036,396	1.15%	to	2.55%	0.70%	to	0.89%	4.96%	to	6.44%
Wells Fargo VT International Equity Fund
2020	827,423	$13.904619	to	$15.942763	$2,339,051	1.15%	to	2.45%	2.57%	to	2.72%	2.39%	to	3.73%
2019	890,660	$13.579978	to	$15.369429	$2,459,227	1.15%	to	2.45%	3.73%	to	3.86%	12.69%	to	14.17%
2018	979,874	$12.050218	to	$13.462107	$2,318,148	1.15%	to	2.45%	—%	to	—%	(19.28)%	to	(18.22)%
2017	1,165,519	$14.928684	to	$16.462248	$3,211,509	1.15%	to	2.45%	2.77%	to	2.79%	21.33%	to	22.92%
2016	1,305,545	$12.304057	to	$13.392901	$3,050,914	1.15%	to	2.45%	2.94%	to	3.32%	0.79%	to	2.11%
Wells Fargo VT Small Cap Growth Fund
2020	226,295	$6.221110	to	$41.126177	$1,980,455	1.15%	to	2.35%	—%	to	—%	54.43%	to	55.98%
2019	276,951	$3.988378	to	$26.631492	$1,479,610	1.15%	to	2.35%	—%	to	—%	22.40%	to	23.40%
2018	333,779	$3.231967	to	$33.054960	$1,470,449	1.15%	to	2.45%	—%	to	—%	(1.14)%	to	0.15%
2017	375,921	$3.227100	to	$33.437212	$1,720,011	1.15%	to	2.45%	—%	to	—%	22.82%	to	24.42%
2016	426,543	$2.593710	to	$27.225627	$1,530,843	1.15%	to	2.45%	—%	to	—%	5.14%	to	6.52%
Wells Fargo VT Discovery Fund
2020	13,308	$58.690178	to	$69.120111	$818,139	1.15%	to	2.20%	—%	to	—%	59.12%	to	60.79%
2019	12,728	$36.885164	to	$42.364838	$489,327	1.25%	to	2.20%	—%	to	—%	36.00%	to	37.30%
2018	14,230	$27.121405	to	$30.856554	$402,043	1.25%	to	2.20%	—%	to	—%	(9.09)%	to	(8.22)%
2017	16,061	$29.831842	to	$33.619130	$497,906	1.25%	to	2.20%	—%	to	—%	26.32%	to	27.53%
2016	17,303	$23.615567	to	$26.669462	$422,954	1.15%	to	2.20%	—%	to	—%	5.30%	to	6.41%
Wells Fargo VT Opportunity Fund
2020	36,909	$27.894530	to	$36.525094	$1,121,352	1.15%	to	2.35%	—%	to	0.73%	18.51%	to	19.62%
2019	41,996	$23.538047	to	$30.533706	$1,074,086	1.15%	to	2.35%	—%	to	—%	28.75%	to	29.96%
2018	46,879	$18.281548	to	$23.493970	$930,315	1.15%	to	2.35%	0.19%	to	0.44%	(9.09)%	to	(8.21)%
2017	56,722	$20.109675	to	$25.594688	$1,227,235	1.15%	to	2.35%	—%	to	—%	17.92%	to	19.06%
2016	70,181	$17.053287	to	$21.496992	$1,298,250	1.15%	to	2.35%	—%	to	2.32%	9.91%	to	10.95%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.